Share-Based Compensation (Details) - Schedule of incentive units occurred under the incentive plan - Manscaped Holdings, LLC [Member] - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation (Details) - Schedule of incentive units occurred under the incentive plan [Line Items]
Unvested as of beginning	5,137,583
Vested as of ending balance	13,574,035
Granted	188,000	1,278,000	18,354,532
Vested	(1,711,752)	(3,953,659)	(9,937,082)
Forfeitures	(89,087)	(595,458)	(8,750)
Unvested as of ending balance	3,524,744	5,137,583